UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On June 20, 2007, shareholders of Fidelity® Advisor Aggressive Growth Fund approved a new management contract for the fund, effective July 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Growth Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,096.90	$ 6.80
HypotheticalA	$ 1,000.00	$ 1,018.45	$ 6.54
Class T
Actual	$ 1,000.00	$ 1,095.60	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.80
Class B
Actual	$ 1,000.00	$ 1,093.40	$ 10.70
HypotheticalA	$ 1,000.00	$ 1,014.71	$ 10.30
Class C
Actual	$ 1,000.00	$ 1,093.30	$ 10.70
HypotheticalA	$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class
Actual	$ 1,000.00	$ 1,098.90	$ 5.49
HypotheticalA	$ 1,000.00	$ 1,019.70	$ 5.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	6.2	5.6
Nintendo Co. Ltd.	3.2	2.4
Mastercard, Inc. Class A	3.2	1.0
Juniper Networks, Inc.	3.1	1.9
Infrasource Services, Inc.	2.7	1.3
Marvell Technology Group Ltd.	2.6	2.4
PMC-Sierra, Inc.	2.5	2.3
Broadcom Corp. Class A	2.5	2.6
NuVasive, Inc.	2.4	1.9
Advanced Micro Devices, Inc.	2.2	0.0
	30.6
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.5	34.3
Health Care	28.7	29.1
Industrials	11.3	9.2
Financials	10.2	3.1
Energy	6.5	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 98.4%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	16.7%	** Foreign investments	20.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Iconix Brand Group, Inc. (a)	10,945	$ 243,526
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd.	3,000	234,360
Tyson Foods, Inc. Class A	11,300	251,877
Wilmar International Ltd.	151,000	339,625
		825,862
ENERGY - 6.5%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	6,500	491,400
Oil, Gas & Consumable Fuels - 5.5%
Denbury Resources, Inc. (a)	14,198	514,819
Quicksilver Resources, Inc. (a)	10,858	483,072
Range Resources Corp.	15,050	583,037
Valero Energy Corp.	6,600	492,492
Williams Companies, Inc.	15,755	500,379
		2,573,799
TOTAL ENERGY		3,065,199
FINANCIALS - 10.2%
Capital Markets - 5.4%
Fortress Investment Group LLC (d)	7,610	203,948
Greenhill & Co., Inc.	6,700	482,400
Indiabulls Financial Services Ltd.	65,800	866,523
T. Rowe Price Group, Inc.	19,049	978,166
		2,531,037
Commercial Banks - 1.0%
Commerce Bancorp, Inc.	13,800	476,376
Diversified Financial Services - 1.8%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,000	531,000
JSE Ltd.	12,652	147,932
MarketAxess Holdings, Inc. (a)	8,152	144,046
		822,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.0%
Dev Property Development PLC	167,100	$ 289,501
Indiabulls Real Estate Ltd. (a)	66,261	630,936
		920,437
TOTAL FINANCIALS		4,750,828
HEALTH CARE - 28.7%
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (a)	30,800	505,120
Amylin Pharmaceuticals, Inc. (a)	10,429	482,341
CytRx Corp. (a)(d)	76,038	319,360
CytRx Corp. (a)(e)	2,580	9,752
Omrix Biopharmaceuticals, Inc.	8,027	269,065
ONYX Pharmaceuticals, Inc. (a)	8,400	251,328
		1,836,966
Health Care Equipment & Supplies - 19.1%
ArthroCare Corp. (a)	9,352	412,143
Conceptus, Inc. (a)	15,727	292,208
Cyberonics, Inc. (a)	32,372	607,946
Cytyc Corp. (a)	10,900	460,852
Hologic, Inc. (a)	17,378	939,976
Intuitive Surgical, Inc. (a)	1,786	245,807
Kyphon, Inc. (a)	16,845	799,969
NeuroMetrix, Inc. (a)	15,606	140,610
Northstar Neuroscience, Inc.	22,483	300,148
NuVasive, Inc. (a)	42,300	1,098,108
Respironics, Inc. (a)	11,300	498,895
Somanetics Corp. (a)	4,775	87,478
St. Jude Medical, Inc. (a)	68,200	2,911,460
Varian Medical Systems, Inc. (a)	2,900	116,870
		8,912,470
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (a)	9,700	238,232
Eclipsys Corp. (a)	23,717	483,352
Merge Technologies, Inc. (a)	39,705	274,759
		996,343
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.0%
Advanced Magnetics, Inc. (a)	7,571	$ 477,503
Ventana Medical Systems, Inc. (a)	9,020	464,169
		941,672
Pharmaceuticals - 1.6%
Collagenex Pharmaceuticals, Inc. (a)	22,483	238,095
Medicis Pharmaceutical Corp. Class A	14,730	486,090
		724,185
TOTAL HEALTH CARE		13,411,636
INDUSTRIALS - 11.3%
Air Freight & Logistics - 1.0%
Panalpina Welttransport Holding AG	2,380	465,428
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc.	4,800	225,552
CoStar Group, Inc. (a)	6,073	329,521
		555,073
Construction & Engineering - 5.9%
Granite Construction, Inc.	7,500	513,675
Infrasource Services, Inc. (a)	34,738	1,257,516
Quanta Services, Inc. (a)	33,305	999,483
		2,770,674
Electrical Equipment - 1.6%
Neo-Neon Holdings Ltd.	134,000	234,758
Prysmian SpA (a)	20,000	502,993
		737,751
Machinery - 0.5%
Bucyrus International, Inc. Class A	3,400	241,230
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.	10,605	243,279
Road & Rail - 0.6%
Guangshen Railway Co. Ltd. (H Shares)	304,000	253,056
TOTAL INDUSTRIALS		5,266,491
INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 6.4%
Adtran, Inc.	22,523	609,472
Comverse Technology, Inc. (a)	20,073	460,073
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	58,300	$ 1,423,103
Polycom, Inc. (a)	14,900	472,628
		2,965,276
Computers & Peripherals - 1.0%
Sun Microsystems, Inc. (a)	88,400	450,840
Internet Software & Services - 3.0%
Omniture, Inc.	8,500	148,835
SAVVIS, Inc. (a)	10,935	548,828
ValueClick, Inc. (a)	22,900	717,457
		1,415,120
IT Services - 4.2%
BearingPoint, Inc. (a)	3,000	22,170
Mastercard, Inc. Class A	9,941	1,486,677
Unisys Corp. (a)	54,400	452,608
		1,961,455
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices, Inc. (a)	71,600	1,021,732
Altera Corp.	20,063	457,637
Broadcom Corp. Class A (a)	38,579	1,178,974
Hittite Microwave Corp. (a)	5,742	233,412
Integrated Device Technology, Inc. (a)	15,900	238,659
Marvell Technology Group Ltd. (a)	75,800	1,191,576
PMC-Sierra, Inc. (a)	153,893	1,186,515
Xilinx, Inc.	16,700	475,616
		5,984,121
Software - 6.1%
Electronic Arts, Inc. (a)	9,600	469,152
Financial Technology (India) Ltd.	6,211	344,993
Nintendo Co. Ltd.	4,300	1,501,560
Quality Systems, Inc.	8,525	349,099
Synchronoss Technologies, Inc.	7,620	206,121
		2,870,925
TOTAL INFORMATION TECHNOLOGY		15,647,737
Common Stocks - continued
	Shares	Value
MATERIALS - 1.0%
Chemicals - 1.0%
Agrium, Inc.	5,900	$ 227,570
Monsanto Co.	4,000	246,400
		473,970
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
Level 3 Communications, Inc. (a)	85,100	495,282
Qwest Communications International, Inc. (a)	46,900	482,601
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	25,000	484,000
		1,461,883
UTILITIES - 1.8%
Independent Power Producers & Energy Traders - 0.9%
Ocean Power Technologies, Inc. (a)	9,200	136,528
Renewable Energy Corp. AS	9,300	294,538
		431,066
Multi-Utilities - 0.9%
Sempra Energy	7,300	447,636
TOTAL UTILITIES		878,702
TOTAL COMMON STOCKS (Cost $42,020,472)		46,025,834
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.33% (b)	198,301	198,301
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	355,400	355,400
TOTAL MONEY MARKET FUNDS (Cost $553,701)		553,701
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $42,574,173)		46,579,535
NET OTHER ASSETS - 0.4%		196,598
NET ASSETS - 100%		$ 46,776,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,752 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CytRx Corp.	4/18/07	$ 11,094
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,610
Fidelity Securities Lending Cash Central Fund	7,981
Total	$ 25,591
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.3%
India	4.0%
Japan	3.2%
Bermuda	3.1%
Italy	1.1%
Switzerland	1.0%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $175,942 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $346,140) - See accompanying schedule: Unaffiliated issuers (cost $42,020,472)	$ 46,025,834
Fidelity Central Funds (cost $553,701)	553,701
Total Investments (cost $42,574,173)		$ 46,579,535
Receivable for investments sold		1,107,209
Receivable for fund shares sold		20,489
Dividends receivable		33,997
Distributions receivable from Fidelity Central Funds		4,300
Prepaid expenses		105
Receivable from investment adviser for expense reductions		10,012
Other receivables		24
Total assets		47,755,671

Liabilities
Payable for investments purchased	$ 345,889
Payable for fund shares redeemed	106,624
Accrued management fee	23,558
Distribution fees payable	23,393
Other affiliated payables	12,733
Other payables and accrued expenses	111,941
Collateral on securities loaned, at value	355,400
Total liabilities		979,538

Net Assets		$ 46,776,133
Net Assets consist of:
Paid in capital		$ 41,002,006
Accumulated net investment loss		(232,122)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,082,151
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,924,098
Net Assets		$ 46,776,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,689,589 ÷ 1,011,995 shares)	$ 11.55

Maximum offering price per share (100/94.25 of $11.55)	$ 12.25
Class T: Net Asset Value and redemption price per share ($17,637,574 ÷ 1,553,377 shares)	$ 11.35

Maximum offering price per share (100/96.50 of $11.35)	$ 11.76
Class B: Net Asset Value and offering price per share ($9,108,043 ÷ 827,779 shares)A	$ 11.00

Class C: Net Asset Value and offering price per share ($7,451,794 ÷ 676,152 shares)A	$ 11.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,133 ÷ 75,477 shares)	$ 11.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 111,098
Interest		14
Income from Fidelity Central Funds (including $7,981 from security lending)		25,591
Total income		136,703

Expenses
Management fee	$ 136,287
Transfer agent fees	77,125
Distribution fees	135,966
Accounting and security lending fees	9,637
Custodian fees and expenses	15,635
Independent trustees' compensation	71
Registration fees	28,457
Audit	26,297
Legal	367
Miscellaneous	7,583
Total expenses before reductions	437,425
Expense reductions	(68,600)	368,825
Net investment income (loss)		(232,122)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,469)	2,598,359
Foreign currency transactions	(1,195)
Total net realized gain (loss)		2,597,164
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $39,136)	1,746,799
Assets and liabilities in foreign currencies	(746)
Total change in net unrealized appreciation (depreciation)		1,746,053
Net gain (loss)		4,343,217
Net increase (decrease) in net assets resulting from operations		$ 4,111,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (232,122)	$ (389,579)
Net realized gain (loss)	2,597,164	4,506,293
Change in net unrealized appreciation (depreciation)	1,746,053	407,024
Net increase (decrease) in net assets resulting from operations	4,111,095	4,523,738
Share transactions - net increase (decrease)	(1,345,680)	(1,599,843)
Total increase (decrease) in net assets	2,765,415	2,923,895

Net Assets
Beginning of period	44,010,718	41,086,823
End of period (including accumulated net investment loss of $232,122 and $0, respectively)	$ 46,776,133	$ 44,010,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47	$ 8.08
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) H	(.06) I	(.09)	(.06)	(.08)
Net realized and unrealized gain (loss)	1.06	1.16	.87	.68	1.61	(1.53)
Total from investment operations	1.02	1.11	.81	.59	1.55	(1.61)
Net asset value, end of period	$ 11.55	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47
Total Return B,C,D	9.69%	11.78%	9.41%	7.36%	23.96%	(19.93)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.57% A	1.62%	1.60%	1.90%	2.25%	2.05%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.33%	1.50%	1.54%	1.69%
Expenses net of all reductions	1.29% A	1.28%	1.25%	1.45%	1.47%	1.49%
Net investment income (loss)	(.68)% A	(.56)% H	(.63)% I	(1.03)%	(.89)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,690	$ 10,123	$ 7,206	$ 6,227	$ 4,177	$ 2,620
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43	$ 8.06
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) H	(.08) I	(.11)	(.08)	(.10)
Net realized and unrealized gain (loss)	1.04	1.15	.85	.68	1.60	(1.53)
Total from investment operations	.99	1.07	.77	.57	1.52	(1.63)
Net asset value, end of period	$ 11.35	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43
Total Return B,C,D	9.56%	11.52%	9.04%	7.17%	23.64%	(20.22)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	1.95%	1.93%	2.25%	2.47%	2.16%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.58%	1.75%	1.79%	1.92%
Expenses net of all reductions	1.54% A	1.53%	1.50%	1.71%	1.72%	1.72%
Net investment income (loss)	(.93)% A	(.81)% H	(.88)% I	(1.28)%	(1.14)%	(1.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,638	$ 16,957	$ 16,331	$ 15,101	$ 12,458	$ 10,511
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37	$ 8.02
Income from Investment Operations
Net investment income (loss) E	(.07)	(.12) H	(.12) I	(.14)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.01	1.11	.83	.66	1.58	(1.52)
Total from investment operations	.94	.99	.71	.52	1.47	(1.65)
Net asset value, end of period	$ 11.00	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37
Total Return B,C,D	9.34%	10.92%	8.49%	6.63%	23.08%	(20.57)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.32% A	2.36%	2.35%	2.67%	2.92%	2.73%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.09%	2.25%	2.25%	2.43%
Expenses net of all reductions	2.04% A	2.03%	2.00%	2.21%	2.18%	2.23%
Net investment income (loss)	(1.43)% A	(1.31)% H	(1.38)% I	(1.78)%	(1.60)%	(1.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,108	$ 9,106	$ 9,237	$ 9,593	$ 8,422	$ 6,262
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38	$ 8.03
Income from Investment Operations
Net investment income (loss) E	(.07)	(.12) H	(.12) I	(.14)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.01	1.12	.83	.66	1.58	(1.52)
Total from investment operations	.94	1.00	.71	.52	1.47	(1.65)
Net asset value, end of period	$ 11.02	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38
Total Return B,C,D	9.33%	11.01%	8.48%	6.62%	23.04%	(20.55)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.32% A	2.36%	2.34%	2.52%	2.77%	2.58%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.09%	2.25%	2.25%	2.36%
Expenses net of all reductions	2.04% A	2.03%	2.01%	2.21%	2.18%	2.16%
Net investment income (loss)	(1.43)% A	(1.31)% H	(1.38)% I	(1.78)%	(1.61)%	(1.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,452	$ 7,039	$ 7,791	$ 9,136	$ 8,427	$ 6,636
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52	$ 8.11
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03) G	(.03) H	(.07)	(.04)	(.05)
Net realized and unrealized gain (loss)	1.08	1.18	.87	.70	1.62	(1.54)
Total from investment operations	1.06	1.15	.84	.63	1.58	(1.59)
Net asset value, end of period	$ 11.78	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52
Total Return B,C	9.89%	12.02%	9.62%	7.78%	24.23%	(19.61)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.24% A	1.27%	1.28%	1.35%	1.61%	1.43%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.09%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.05% A	1.04%	1.01%	1.20%	1.18%	1.07%
Net investment income (loss)	(.43)% A	(.31)% G	(.38)% H	(.78)%	(.61)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 889	$ 785	$ 522	$ 648	$ 579	$ 513
Portfolio turnover rate F	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Aggressive Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,849,773
Unrealized depreciation	(3,060,760)
Net unrealized appreciation (depreciation)	$ 3,789,013
Cost for federal income tax purposes	$ 42,790,522

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities ,other than short-term securities, aggregated $38,427,842 and $40,285,675, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On June 20, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin July 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (June, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 13,778	$ 709
Class T	.25%	.25%	41,770	222
Class B	.75%	.25%	45,148	33,945
Class C	.75%	.25%	35,270	3,388
			$ 135,966	$ 38,264

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,044
Class T	5,646
Class B*	10,709
Class C*	382
$ 20,781

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,447.32
Class T	33,389.40
Class B	14,142.31
Class C	11,196.32
Institutional Class	951.23
	$ 77,125

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $536 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 14,976
Class T	1.55%	29,662
Class B	2.05%	12,172
Class C	2.05%	9,623
Institutional Class	1.05%	764
		$ 67,197

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $683 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	229,625	399,300	$ 2,439,660	$ 3,886,404
Shares redeemed	(179,440)	(202,870)	(1,922,385)	(1,949,918)
Net increase (decrease)	50,185	196,430	$ 517,275	$ 1,936,486

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class T
Shares sold	179,985	435,740	$ 1,903,579	$ 4,159,592
Shares redeemed	(263,623)	(556,545)	(2,757,175)	(5,373,008)
Net increase (decrease)	(83,638)	(120,805)	$ (853,596)	$ (1,213,416)
Class B
Shares sold	52,666	158,996	$ 538,499	$ 1,478,343
Shares redeemed	(129,857)	(272,423)	(1,344,847)	(2,524,891)
Net increase (decrease)	(77,191)	(113,427)	$ (806,348)	$ (1,046,548)
Class C
Shares sold	78,397	131,815	$ 813,023	$ 1,235,682
Shares redeemed	(100,626)	(291,040)	(1,038,492)	(2,691,595)
Net increase (decrease)	(22,229)	(159,225)	$ (225,469)	$ (1,455,913)
Institutional Class
Shares sold	14,333	35,956	$ 155,227	$ 354,509
Shares redeemed	(12,087)	(17,271)	(132,769)	(174,961)
Net increase (decrease)	2,246	18,685	$ 22,458	$ 179,548

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 20, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract that includes adding a performance adjustment component to the fund's management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	18,264,506.19	70.232
Against	5,787,863.47	22.256
Abstain	1,953,547.42	7.512
TOTAL	26,005,917.08	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Aggressive Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell Midcap Growth Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

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The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 18.4 basis points. As a result, the fund's hypothetical management fee would have been 18.4 basis points ($0.1 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAG-USAN-0707
1.786773.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

On June 20, 2007, shareholders of Fidelity® Advisor Aggressive Growth Fund approved a new management contract for the fund, effective July 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Growth Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Class A
Actual	$ 1,000.00	$ 1,096.90	$ 6.80
HypotheticalA	$ 1,000.00	$ 1,018.45	$ 6.54
Class T
Actual	$ 1,000.00	$ 1,095.60	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.80
Class B
Actual	$ 1,000.00	$ 1,093.40	$ 10.70
HypotheticalA	$ 1,000.00	$ 1,014.71	$ 10.30
Class C
Actual	$ 1,000.00	$ 1,093.30	$ 10.70
HypotheticalA	$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class
Actual	$ 1,000.00	$ 1,098.90	$ 5.49
HypotheticalA	$ 1,000.00	$ 1,019.70	$ 5.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	6.2	5.6
Nintendo Co. Ltd.	3.2	2.4
Mastercard, Inc. Class A	3.2	1.0
Juniper Networks, Inc.	3.1	1.9
Infrasource Services, Inc.	2.7	1.3
Marvell Technology Group Ltd.	2.6	2.4
PMC-Sierra, Inc.	2.5	2.3
Broadcom Corp. Class A	2.5	2.6
NuVasive, Inc.	2.4	1.9
Advanced Micro Devices, Inc.	2.2	0.0
	30.6
Top Five Market Sectors as of May 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.5	34.3
Health Care	28.7	29.1
Industrials	11.3	9.2
Financials	10.2	3.1
Energy	6.5	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2007*		As of November 30, 2006**
	Stocks 98.4%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	16.7%	** Foreign investments	20.0%

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Iconix Brand Group, Inc. (a)	10,945	$ 243,526
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd.	3,000	234,360
Tyson Foods, Inc. Class A	11,300	251,877
Wilmar International Ltd.	151,000	339,625
		825,862
ENERGY - 6.5%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	6,500	491,400
Oil, Gas & Consumable Fuels - 5.5%
Denbury Resources, Inc. (a)	14,198	514,819
Quicksilver Resources, Inc. (a)	10,858	483,072
Range Resources Corp.	15,050	583,037
Valero Energy Corp.	6,600	492,492
Williams Companies, Inc.	15,755	500,379
		2,573,799
TOTAL ENERGY		3,065,199
FINANCIALS - 10.2%
Capital Markets - 5.4%
Fortress Investment Group LLC (d)	7,610	203,948
Greenhill & Co., Inc.	6,700	482,400
Indiabulls Financial Services Ltd.	65,800	866,523
T. Rowe Price Group, Inc.	19,049	978,166
		2,531,037
Commercial Banks - 1.0%
Commerce Bancorp, Inc.	13,800	476,376
Diversified Financial Services - 1.8%
Chicago Mercantile Exchange Holdings, Inc. Class A	1,000	531,000
JSE Ltd.	12,652	147,932
MarketAxess Holdings, Inc. (a)	8,152	144,046
		822,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.0%
Dev Property Development PLC	167,100	$ 289,501
Indiabulls Real Estate Ltd. (a)	66,261	630,936
		920,437
TOTAL FINANCIALS		4,750,828
HEALTH CARE - 28.7%
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (a)	30,800	505,120
Amylin Pharmaceuticals, Inc. (a)	10,429	482,341
CytRx Corp. (a)(d)	76,038	319,360
CytRx Corp. (a)(e)	2,580	9,752
Omrix Biopharmaceuticals, Inc.	8,027	269,065
ONYX Pharmaceuticals, Inc. (a)	8,400	251,328
		1,836,966
Health Care Equipment & Supplies - 19.1%
ArthroCare Corp. (a)	9,352	412,143
Conceptus, Inc. (a)	15,727	292,208
Cyberonics, Inc. (a)	32,372	607,946
Cytyc Corp. (a)	10,900	460,852
Hologic, Inc. (a)	17,378	939,976
Intuitive Surgical, Inc. (a)	1,786	245,807
Kyphon, Inc. (a)	16,845	799,969
NeuroMetrix, Inc. (a)	15,606	140,610
Northstar Neuroscience, Inc.	22,483	300,148
NuVasive, Inc. (a)	42,300	1,098,108
Respironics, Inc. (a)	11,300	498,895
Somanetics Corp. (a)	4,775	87,478
St. Jude Medical, Inc. (a)	68,200	2,911,460
Varian Medical Systems, Inc. (a)	2,900	116,870
		8,912,470
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (a)	9,700	238,232
Eclipsys Corp. (a)	23,717	483,352
Merge Technologies, Inc. (a)	39,705	274,759
		996,343
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.0%
Advanced Magnetics, Inc. (a)	7,571	$ 477,503
Ventana Medical Systems, Inc. (a)	9,020	464,169
		941,672
Pharmaceuticals - 1.6%
Collagenex Pharmaceuticals, Inc. (a)	22,483	238,095
Medicis Pharmaceutical Corp. Class A	14,730	486,090
		724,185
TOTAL HEALTH CARE		13,411,636
INDUSTRIALS - 11.3%
Air Freight & Logistics - 1.0%
Panalpina Welttransport Holding AG	2,380	465,428
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc.	4,800	225,552
CoStar Group, Inc. (a)	6,073	329,521
		555,073
Construction & Engineering - 5.9%
Granite Construction, Inc.	7,500	513,675
Infrasource Services, Inc. (a)	34,738	1,257,516
Quanta Services, Inc. (a)	33,305	999,483
		2,770,674
Electrical Equipment - 1.6%
Neo-Neon Holdings Ltd.	134,000	234,758
Prysmian SpA (a)	20,000	502,993
		737,751
Machinery - 0.5%
Bucyrus International, Inc. Class A	3,400	241,230
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.	10,605	243,279
Road & Rail - 0.6%
Guangshen Railway Co. Ltd. (H Shares)	304,000	253,056
TOTAL INDUSTRIALS		5,266,491
INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 6.4%
Adtran, Inc.	22,523	609,472
Comverse Technology, Inc. (a)	20,073	460,073
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	58,300	$ 1,423,103
Polycom, Inc. (a)	14,900	472,628
		2,965,276
Computers & Peripherals - 1.0%
Sun Microsystems, Inc. (a)	88,400	450,840
Internet Software & Services - 3.0%
Omniture, Inc.	8,500	148,835
SAVVIS, Inc. (a)	10,935	548,828
ValueClick, Inc. (a)	22,900	717,457
		1,415,120
IT Services - 4.2%
BearingPoint, Inc. (a)	3,000	22,170
Mastercard, Inc. Class A	9,941	1,486,677
Unisys Corp. (a)	54,400	452,608
		1,961,455
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices, Inc. (a)	71,600	1,021,732
Altera Corp.	20,063	457,637
Broadcom Corp. Class A (a)	38,579	1,178,974
Hittite Microwave Corp. (a)	5,742	233,412
Integrated Device Technology, Inc. (a)	15,900	238,659
Marvell Technology Group Ltd. (a)	75,800	1,191,576
PMC-Sierra, Inc. (a)	153,893	1,186,515
Xilinx, Inc.	16,700	475,616
		5,984,121
Software - 6.1%
Electronic Arts, Inc. (a)	9,600	469,152
Financial Technology (India) Ltd.	6,211	344,993
Nintendo Co. Ltd.	4,300	1,501,560
Quality Systems, Inc.	8,525	349,099
Synchronoss Technologies, Inc.	7,620	206,121
		2,870,925
TOTAL INFORMATION TECHNOLOGY		15,647,737
Common Stocks - continued
	Shares	Value
MATERIALS - 1.0%
Chemicals - 1.0%
Agrium, Inc.	5,900	$ 227,570
Monsanto Co.	4,000	246,400
		473,970
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
Level 3 Communications, Inc. (a)	85,100	495,282
Qwest Communications International, Inc. (a)	46,900	482,601
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	25,000	484,000
		1,461,883
UTILITIES - 1.8%
Independent Power Producers & Energy Traders - 0.9%
Ocean Power Technologies, Inc. (a)	9,200	136,528
Renewable Energy Corp. AS	9,300	294,538
		431,066
Multi-Utilities - 0.9%
Sempra Energy	7,300	447,636
TOTAL UTILITIES		878,702
TOTAL COMMON STOCKS (Cost $42,020,472)		46,025,834
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.33% (b)	198,301	198,301
Fidelity Securities Lending Cash Central Fund, 5.36% (b)(c)	355,400	355,400
TOTAL MONEY MARKET FUNDS (Cost $553,701)		553,701
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $42,574,173)		46,579,535
NET OTHER ASSETS - 0.4%		196,598
NET ASSETS - 100%		$ 46,776,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,752 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CytRx Corp.	4/18/07	$ 11,094
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,610
Fidelity Securities Lending Cash Central Fund	7,981
Total	$ 25,591
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.3%
India	4.0%
Japan	3.2%
Bermuda	3.1%
Italy	1.1%
Switzerland	1.0%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $175,942 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $346,140) - See accompanying schedule: Unaffiliated issuers (cost $42,020,472)	$ 46,025,834
Fidelity Central Funds (cost $553,701)	553,701
Total Investments (cost $42,574,173)		$ 46,579,535
Receivable for investments sold		1,107,209
Receivable for fund shares sold		20,489
Dividends receivable		33,997
Distributions receivable from Fidelity Central Funds		4,300
Prepaid expenses		105
Receivable from investment adviser for expense reductions		10,012
Other receivables		24
Total assets		47,755,671

Liabilities
Payable for investments purchased	$ 345,889
Payable for fund shares redeemed	106,624
Accrued management fee	23,558
Distribution fees payable	23,393
Other affiliated payables	12,733
Other payables and accrued expenses	111,941
Collateral on securities loaned, at value	355,400
Total liabilities		979,538

Net Assets		$ 46,776,133
Net Assets consist of:
Paid in capital		$ 41,002,006
Accumulated net investment loss		(232,122)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,082,151
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,924,098
Net Assets		$ 46,776,133

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,689,589 ÷ 1,011,995 shares)	$ 11.55

Maximum offering price per share (100/94.25 of $11.55)	$ 12.25
Class T: Net Asset Value and redemption price per share ($17,637,574 ÷ 1,553,377 shares)	$ 11.35

Maximum offering price per share (100/96.50 of $11.35)	$ 11.76
Class B: Net Asset Value and offering price per share ($9,108,043 ÷ 827,779 shares)A	$ 11.00

Class C: Net Asset Value and offering price per share ($7,451,794 ÷ 676,152 shares)A	$ 11.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,133 ÷ 75,477 shares)	$ 11.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Dividends		$ 111,098
Interest		14
Income from Fidelity Central Funds (including $7,981 from security lending)		25,591
Total income		136,703

Expenses
Management fee	$ 136,287
Transfer agent fees	77,125
Distribution fees	135,966
Accounting and security lending fees	9,637
Custodian fees and expenses	15,635
Independent trustees' compensation	71
Registration fees	28,457
Audit	26,297
Legal	367
Miscellaneous	7,583
Total expenses before reductions	437,425
Expense reductions	(68,600)	368,825
Net investment income (loss)		(232,122)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,469)	2,598,359
Foreign currency transactions	(1,195)
Total net realized gain (loss)		2,597,164
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $39,136)	1,746,799
Assets and liabilities in foreign currencies	(746)
Total change in net unrealized appreciation (depreciation)		1,746,053
Net gain (loss)		4,343,217
Net increase (decrease) in net assets resulting from operations		$ 4,111,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (232,122)	$ (389,579)
Net realized gain (loss)	2,597,164	4,506,293
Change in net unrealized appreciation (depreciation)	1,746,053	407,024
Net increase (decrease) in net assets resulting from operations	4,111,095	4,523,738
Share transactions - net increase (decrease)	(1,345,680)	(1,599,843)
Total increase (decrease) in net assets	2,765,415	2,923,895

Net Assets
Beginning of period	44,010,718	41,086,823
End of period (including accumulated net investment loss of $232,122 and $0, respectively)	$ 46,776,133	$ 44,010,718

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47	$ 8.08
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) H	(.06) I	(.09)	(.06)	(.08)
Net realized and unrealized gain (loss)	1.06	1.16	.87	.68	1.61	(1.53)
Total from investment operations	1.02	1.11	.81	.59	1.55	(1.61)
Net asset value, end of period	$ 11.55	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47
Total Return B,C,D	9.69%	11.78%	9.41%	7.36%	23.96%	(19.93)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.57% A	1.62%	1.60%	1.90%	2.25%	2.05%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.33%	1.50%	1.54%	1.69%
Expenses net of all reductions	1.29% A	1.28%	1.25%	1.45%	1.47%	1.49%
Net investment income (loss)	(.68)% A	(.56)% H	(.63)% I	(1.03)%	(.89)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,690	$ 10,123	$ 7,206	$ 6,227	$ 4,177	$ 2,620
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43	$ 8.06
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) H	(.08) I	(.11)	(.08)	(.10)
Net realized and unrealized gain (loss)	1.04	1.15	.85	.68	1.60	(1.53)
Total from investment operations	.99	1.07	.77	.57	1.52	(1.63)
Net asset value, end of period	$ 11.35	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43
Total Return B,C,D	9.56%	11.52%	9.04%	7.17%	23.64%	(20.22)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.91% A	1.95%	1.93%	2.25%	2.47%	2.16%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.58%	1.75%	1.79%	1.92%
Expenses net of all reductions	1.54% A	1.53%	1.50%	1.71%	1.72%	1.72%
Net investment income (loss)	(.93)% A	(.81)% H	(.88)% I	(1.28)%	(1.14)%	(1.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,638	$ 16,957	$ 16,331	$ 15,101	$ 12,458	$ 10,511
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37	$ 8.02
Income from Investment Operations
Net investment income (loss) E	(.07)	(.12) H	(.12) I	(.14)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.01	1.11	.83	.66	1.58	(1.52)
Total from investment operations	.94	.99	.71	.52	1.47	(1.65)
Net asset value, end of period	$ 11.00	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37
Total Return B,C,D	9.34%	10.92%	8.49%	6.63%	23.08%	(20.57)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.32% A	2.36%	2.35%	2.67%	2.92%	2.73%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.09%	2.25%	2.25%	2.43%
Expenses net of all reductions	2.04% A	2.03%	2.00%	2.21%	2.18%	2.23%
Net investment income (loss)	(1.43)% A	(1.31)% H	(1.38)% I	(1.78)%	(1.60)%	(1.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,108	$ 9,106	$ 9,237	$ 9,593	$ 8,422	$ 6,262
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38	$ 8.03
Income from Investment Operations
Net investment income (loss) E	(.07)	(.12) H	(.12) I	(.14)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.01	1.12	.83	.66	1.58	(1.52)
Total from investment operations	.94	1.00	.71	.52	1.47	(1.65)
Net asset value, end of period	$ 11.02	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38
Total Return B,C,D	9.33%	11.01%	8.48%	6.62%	23.04%	(20.55)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.32% A	2.36%	2.34%	2.52%	2.77%	2.58%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.09%	2.25%	2.25%	2.36%
Expenses net of all reductions	2.04% A	2.03%	2.01%	2.21%	2.18%	2.16%
Net investment income (loss)	(1.43)% A	(1.31)% H	(1.38)% I	(1.78)%	(1.61)%	(1.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,452	$ 7,039	$ 7,791	$ 9,136	$ 8,427	$ 6,636
Portfolio turnover rate G	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52	$ 8.11
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03) G	(.03) H	(.07)	(.04)	(.05)
Net realized and unrealized gain (loss)	1.08	1.18	.87	.70	1.62	(1.54)
Total from investment operations	1.06	1.15	.84	.63	1.58	(1.59)
Net asset value, end of period	$ 11.78	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52
Total Return B,C	9.89%	12.02%	9.62%	7.78%	24.23%	(19.61)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.24% A	1.27%	1.28%	1.35%	1.61%	1.43%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.09%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.05% A	1.04%	1.01%	1.20%	1.18%	1.07%
Net investment income (loss)	(.43)% A	(.31)% G	(.38)% H	(.78)%	(.61)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 889	$ 785	$ 522	$ 648	$ 579	$ 513
Portfolio turnover rate F	175% A	173%	213%	94%	158%	473%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Aggressive Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,849,773
Unrealized depreciation	(3,060,760)
Net unrealized appreciation (depreciation)	$ 3,789,013
Cost for federal income tax purposes	$ 42,790,522

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities ,other than short-term securities, aggregated $38,427,842 and $40,285,675, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. On June 20, 2007, shareholders approved the new contract which will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index. The performance period will begin July 1, 2007, with the performance adjustment not taking effect until the twelfth month of the performance period (June, 2008). Subsequent months will be added until the performance period includes 36 months.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 13,778	$ 709
Class T	.25%	.25%	41,770	222
Class B	.75%	.25%	45,148	33,945
Class C	.75%	.25%	35,270	3,388
			$ 135,966	$ 38,264

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,044
Class T	5,646
Class B*	10,709
Class C*	382
$ 20,781

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,447.32
Class T	33,389.40
Class B	14,142.31
Class C	11,196.32
Institutional Class	951.23
	$ 77,125

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $536 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 14,976
Class T	1.55%	29,662
Class B	2.05%	12,172
Class C	2.05%	9,623
Institutional Class	1.05%	764
		$ 67,197

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $683 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class A
Shares sold	229,625	399,300	$ 2,439,660	$ 3,886,404
Shares redeemed	(179,440)	(202,870)	(1,922,385)	(1,949,918)
Net increase (decrease)	50,185	196,430	$ 517,275	$ 1,936,486

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2007	Year ended November 30, 2006	Six months ended May 31, 2007	Year ended November 30, 2006
Class T
Shares sold	179,985	435,740	$ 1,903,579	$ 4,159,592
Shares redeemed	(263,623)	(556,545)	(2,757,175)	(5,373,008)
Net increase (decrease)	(83,638)	(120,805)	$ (853,596)	$ (1,213,416)
Class B
Shares sold	52,666	158,996	$ 538,499	$ 1,478,343
Shares redeemed	(129,857)	(272,423)	(1,344,847)	(2,524,891)
Net increase (decrease)	(77,191)	(113,427)	$ (806,348)	$ (1,046,548)
Class C
Shares sold	78,397	131,815	$ 813,023	$ 1,235,682
Shares redeemed	(100,626)	(291,040)	(1,038,492)	(2,691,595)
Net increase (decrease)	(22,229)	(159,225)	$ (225,469)	$ (1,455,913)
Institutional Class
Shares sold	14,333	35,956	$ 155,227	$ 354,509
Shares redeemed	(12,087)	(17,271)	(132,769)	(174,961)
Net increase (decrease)	2,246	18,685	$ 22,458	$ 179,548

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 20, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract that includes adding a performance adjustment component to the fund's management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	18,264,506.19	70.232
Against	5,787,863.47	22.256
Abstain	1,953,547.42	7.512
TOTAL	26,005,917.08	100.000

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Aggressive Growth Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell Midcap Growth Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-, three-, and five-year periods ended December 31, 2005, and had stated that the relative investment performance of the fund was lower than the Index for all periods shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 18.4 basis points. As a result, the fund's hypothetical management fee would have been 18.4 basis points ($0.1 million) lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 36-month period ended October 31, 2006.

Semiannual Report

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAGI-USAN-0707
1.786774.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 17, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 17, 2007